Long-term Investments, Net (Tables)	12 Months Ended
Dec. 31, 2017
LONG-TERM INVESTMENTS, NET [Abstract]
Long-term Investments, Net

	As of December 31, (in thousands)
	2016	2017
Equity investments	$3,493	$3,000

Total	$3,493	$3,000